Unaudited Condensed Consolidated Statements of Changes In Equity - USD ($)		Common stock	Additional Paid-in capital	Accumulated deficit	Accumulated other comprehensive loss	Total
Balance at Dec. 31, 2023		$ 38,491	$ 95,726,623	$ (34,961,476)		$ 60,803,638
Balance (in Shares) at Dec. 31, 2023		1,399,676
Correction of par value misstatement	[1]	$ (31,493)	31,493
Effect of rounding fractional shares into whole shares upon reverse stock split		$ 377	(377)
Effect of rounding fractional shares into whole shares upon reverse stock split (in Shares)		75,458
Private placement		$ 6,998	15,459,407			15,466,405
Private placement (in Shares)		1,399,675
Issuance of common stock warrants			(11,158,348)			(11,158,348)
Cashless exercise of common stock warrants		$ 6,053	3,363,313			3,369,366
Cashless exercise of common stock warrants (in Shares)		1,210,572
Net profit (loss)				6,286,001		6,286,001
Balance at Jun. 30, 2024		$ 20,426	103,422,111	(28,675,475)		74,767,062
Balance (in Shares) at Jun. 30, 2024		4,085,381
Balance at Dec. 31, 2024		$ 25,326	109,539,147	(28,664,962)		$ 80,899,511
Balance (in Shares) at Dec. 31, 2024		5,065,150				5,065,150
Net profit (loss)				(810,938)		$ (810,938)
Balance at Jun. 30, 2025		$ 25,326	$ 109,539,147	$ (29,475,900)		$ 80,088,573
Balance (in Shares) at Jun. 30, 2025		5,065,150				5,065,150

[1]	Reclassification between common stock and additional paid-in capital has been prospectively corrected in the current period due to the application of incorrect par value of common stock during the year ended December 31, 2023.